Derecognition of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

As at October 31 ($ millions)	2023 (1)	2022 (1)
Assets
Carrying value of residential mortgage loans	$13,508	$15,032
Other related assets (2)	8,600	9,854
Liabilities
Carrying value of associated liabilities	20,222	24,173

(1)	The fair value of the transferred assets is $20,264 (2022 – $23,379) and the fair value of the associated liabilities is $19,265 (2022 – $23,254), for a net position of $999 (2022 – $125).
(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

As at October 31 ($ millions)	2023 (1)	2022 (1)
Carrying value of assets associated with:
Repurchase agreements (2)	$140,296	$122,552
Securities lending agreements	56,174	52,178
Total	196,470	174,730
Carrying value of associated liabilities (3)	$160,007	$139,025

(1)	The fair value of transferred assets is $196,470 (2022 – $174,730) and the fair value of the associated liabilities is $160,007 (2022 – $139,025), for a net position of $36,463 (2022 – $35,705).
(2)	Does not include over-collateralization of assets pledged.
(3)
Liabilities for securities lending arrangements only include amounts related to cash collateral received. For securities received as collateral, refer to Note 35(a)(iv) – Financial Instruments – Risk Management.